VIA EDGAR

April 28, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      Pre-Effective Amendment No.2 to the Registration Statement on Form N-6 for
Separate Account VUL-3 of Transamerica Life Insurance Company
(File Nos. 333-192793 and  811-09715)

To the Commission:

On behalf of Transamerica Life Insurance Company (“Transamerica Life”) and Separate Account VUL-3 (the "Separate Account"), we are transmitting for electronic filing via EDGAR under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 2 to the Separate Account's registration statement on Form N-6.  The Pre-Effective Amendment reflects minor clarifying or stylistic changes and includes all necessary information and exhibits, including updated financial statements for Transamerica Life and the Separate Account.

Transamerica Life acknowledges the following with respect to the above-referenced filing:

• should the Commission or the Commission staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

• the action of the Commission or the Commission staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company, on behalf of the Separate Account, from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

• the Company, on behalf of the Separate Account, may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Transamerica Life would like to begin marketing the Policies on or about May 1, 2014 and has submitted via EDGAR, under “Correspondence,” requests for acceleration of effectiveness of the above-referenced registration statement to April 30, 2014. Transamerica Life would very much appreciate any assistance the Commission’s Staff could provide in meeting such requests.

Please do not hesitate to contact Art Woods, Esq. at (727) 299-1830 if you have any questions regarding this filing.

Sincerely,

/s/ Gayle A. Morden
Gayle Morden
Manager – Registered Products & Distribution
cc:          Mary Jane Wilson-Bilik, Esq.
Arthur D. Woods, Esq.